Segment Reporting - Elimination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customers
Revenue from external customers	$ 426,409,000	$ 356,128,000	$ 227,976,000
Intersegment elimination
Revenue from External Customers
Revenue from external customers	$ 55,433,000	$ 46,891,000	$ 19,230,000